February 16, 2007

Filing Desk

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	AXA Premier VIP Trust
Registration Statement File Nos.: 333-70754 and 811-10509

Dear Sir or Madam:

On behalf of AXA Premier VIP Trust (“Trust”), attached for filing via the EDGAR System pursuant to Section 14(c) under the Securities Exchange Act of 1934, as amended, and Regulation 14C thereunder, is a definitive Information Statement regarding the replacement of an adviser to the AXA Premier VIP Aggressive Equity Portfolio and AXA Premier VIP Large Cap Growth Portfolio. No fee is required in connection with the filing of this definitive Information Statement.

If you have any questions or comments regarding this filing, please do not hesitate to contact me at 212/314-5280, or Mark Amorosi, Esq., of Kirkpatrick & Lockhart Preston Gates Ellis LLP, counsel to the Trust, at 202/778-9351.

Sincerely,

/s/
William MacGregor
Counsel

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